Borrowings - Repayment profile (Details) kr in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 DKK (kr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)
Disclosure of detailed information about borrowings [line items]
Revenue | kr	kr 292,567		kr 353,314	kr 41,333
Loan
Disclosure of detailed information about borrowings [line items]
Credit spread fixed over term of contract	6.00%	6.00%
Percentage of consolidated revenue	2.67%	2.67%
Internal rate of return	9.75%	9.75%
Maximum percentage of outstanding amount that can be repaid from proceeds	75.00%	75.00%
Loan | Tranche 1
Disclosure of detailed information about borrowings [line items]
Revenue		$ 75
Loan | Tranche 2
Disclosure of detailed information about borrowings [line items]
Percentage of consolidated revenue	4.00%	4.00%
Revenue		$ 75
Libor | Loan
Disclosure of detailed information about borrowings [line items]
Floor rate	0.25%	0.25%